IDEX Letterhead




October 17, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  IDEX Mutual Funds (IDEX Alger Aggressive
       Growth and IDEX GE International Equity)
       1933 Act File No.: 33-2659

Filer CIK No.  0000787623

Dear Sir/Madam:

Pursuant to Rule 497(e) on behalf of the above-referenced
Registrant, attached for electronic filing are two Supplements to the Registrant's Prospectus dated March 1, 2001.

Please do not hesitate to contact me at (727) 299-1824 if you have any questions or concerns regarding this filing.



					Sincerely,

		                   /s/ John K. Carter
                               John K. Carter, Esq.
                               Vice President, Secretary &
                               Counsel


Attachment

cc:	Kimberly J. Smith, Esq.